Initial Public Offering (Details) - Schedule of Shares of Common Stock Reflected on the Balance Sheets are Reconciled - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Shares of Common Stock Reflected on the Balance Sheets are Reconciled [Abstract]
Gross proceeds			$ 115,000,000
Less:
Proceeds allocated to Public Warrants			(690,000)
Proceeds allocated to Public Rights			(8,280,000)
Offering costs of Public Shares			(6,236,777)
Accretion of carrying value to redemption value	$ 206,098	$ 4,531,223	16,858,238
Common stock subject to possible redemption		7,921,818	$ 116,651,461
Cash withdrawn from Trust Account to pay franchise and income taxes		(1,140,505)
Payment to redeemed public stockholders		$ (112,120,361)